Share-Based Compensation - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 682	$ 1,139	$ 1,602
Research and development expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	322	107	100
Marketing, general and administrative expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 360	$ 1,032	$ 1,502